Cost Optimization Programs - Schedule of Company's Cost Optimization Charge (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 02, 2013
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	$ 220
Cost of sales [Member]
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	96
Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	27
Selling, marketing and administration [Member]
Restructuring Cost and Reserve [Line Items]
Optimization charges incurred	$ 97